Deposits (Tables)	6 Months Ended
Jun. 30, 2012
Deposits [Abstract]
Schedule of deposits

				June 30, 2012
	Opening Initial	Deposits	Costs	Remaining
	deposits	made	incurred	deposits
	$		$	$

RMT (i)	89,587	-	(89,587)	-
SDG&E (ii)	-	491,054	(7,914)	483,140
SCE (iii)	680,000	(52,686)	(27,314)	600,000
Other	65,817	622,923	(156,925)	531,815
	835,404	1,061,291	(281,740)	1,614,955
Less: Current				(906,541)
Deposits, non-current				708,414

			December 31, 2011
	Initial	Deposits	Costs	Remaining
	deposits	made	incurred	deposits
	$		$	$

RMT (i)	13,890,773	-	(13,801,186)	89,587
Gamesa	66,524,759	-	(66,524,759)	-
SCE (iii)	1,281,250	580,000	(1,181,250)	680,000
Other	615,707	155,749	(705,639)	65,817
	82,312,489	735,749	(82,212,834)	835,404
Less: Current				(89,587)
Deposits, non-current				745,817